FINANCE INCOME AND COSTS (Tables)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF FINANCE INCOME AND COSTS

	Year ended March 31,
	2026 $	2025 $	2024 $
Finance Income
Interest income	32,098	5,473	-
Total finance income	32,098	5,473	-

Finance Expenses
Finance Charges	(280)	(13,368)	-
Convertible Loan Note Interest	(473,935)	(88,383)	-
Interest expense on related party loan	-	(781,896)	(1,053,313)
Total finance expenses	(474,215)	(883,647)	(1,053,313)
Total finance income/(expenses)	(442,117)	(878,174)	(1,053,313)